Non-current liabilities - lease liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Non-current lease liabilities [Abstract]
Non-current liabilities - lease liabilities
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Lease liability	60	78